Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Summary of activity of derivative liability
$
Balance at December 31, 2014	237,061
Derivative loss due to new issuances	91,358
Debt discount	137,374
Reclass to share capital	(282,806)
Derivative due to mark to market adjustment	109,333
Balance at December 31, 2015	292,320
Derivative loss due to new issuances	29,422
Debt discount	63,000
Reclass to share capital	(374,776)
Derivative due to mark to market adjustment	97,496
Balance at December 31, 2016	107,462